Document and Entity Information	May 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 15, 2026
Entity File Number	001-40315
Entity Registrant Name	loanDepot, Inc.
Entity Central Index Key	0001831631
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3948939
Entity Address, Address Line One	6561 Irvine Center Drive
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	888
Local Phone Number	337-6888
Title of 12(b) Security	Class A Common Stock (par value $0.001 per share)
Trading Symbol	LDI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false